Financial instruments - Summary of Valuation inputs and relationships to fair value (Parentheticals) (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Private Equity Funds [Member] | Vinci Infra Coinvestimento I FIP Infraestrutura [Member] | Discounted cash flow [member] | Discount rate, measurement input [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of reasonably possible decrease in unobservable input assets	0.50%	0.50%
Increase in fair value due to reasonably possible decrease in unobservable input assets		R$ 0
Percentage of reasonably possible increase in unobservable input assets	1.00%	1.00%
Private Equity Funds [Member] | Vinci Infra Transmisso FIP Infraestrutura [Member] | Discounted cash flow [member] | Discount rate, measurement input [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of reasonably possible decrease in unobservable input assets	0.50%	0.50%
Increase in fair value due to reasonably possible decrease in unobservable input assets		R$ 1,272
Percentage of reasonably possible increase in unobservable input assets	1.00%	1.00%
Decrease in fair value due to reasonably possible increase in unobservable input assets		R$ 1,411
Private Equity Funds [Member] | Nordeste III FIP Multiestratgia [Member] | Discounted cash flow [member] | Discount rate, measurement input [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of reasonably possible decrease in unobservable input assets	0.50%	0.50%
Increase in fair value due to reasonably possible decrease in unobservable input assets	R$ 26	R$ 28
Percentage of reasonably possible increase in unobservable input assets	1.00%	1.00%
Decrease in fair value due to reasonably possible increase in unobservable input assets	R$ 53	R$ 57
Others [Member] | Net asset value [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of reasonably possible decrease in unobservable input assets	1.00%	1.00%
Increase in fair value due to reasonably possible decrease in unobservable input assets	R$ 34	R$ 19
Percentage of reasonably possible increase in unobservable input assets	2.00%	2.00%
Decrease in fair value due to reasonably possible increase in unobservable input assets	R$ 67	R$ 38